Fair value measurement - Hierarchy of assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement [line Items]
Fair value of account receivable (subject to provisional pricing)	$ 384,171	$ 110,072
Contingent consideration liability	39,347	28,271	$ 21,614	$ 16,905
Financial obligations	702,255	619,309
Sociedad Minera Cerro Verde S.A.A.
Disclosure of fair value measurement [line Items]
Net value of embedded derivative asset (liability)	137,070	(37,604)
Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement [line Items]
Fair value of account receivable (subject to provisional pricing)	0	0
Contingent consideration liability	0	0
Financial obligations	0	0
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement [line Items]
Fair value of account receivable (subject to provisional pricing)	384,171	110,072
Contingent consideration liability	39,347	28,271
Financial obligations	763,478	619,309
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement [line Items]
Fair value of account receivable (subject to provisional pricing)	0	0
Contingent consideration liability	0	0
Financial obligations	$ 0	$ 0